UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                --------------

Check here if Amendment [  ]: Amendment Number:   _______________

     This Amendment (Check only one): [  ]  is a restatement
                                      [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Woodbine Capital Advisors LP
Address:    499 Park Avenue, 16th Floor
            New York, New York 10022

Form 13F File Number:  028-14209
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joshua Berkowitz
Title: Chief Executive Officer and Chief Investment Officer
Phone: 212-351-9200

Signature, Place and Date of Signing:

  /s/ Joshua Berkowitz        New York, New York    May 13, 2011
-------------------------    --------------------   ------------
       [Signature]               [City, State]         [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F  COMBINATION REPORT. (Check here if a portion of the holdings for this
      reporting   manager  are  reported  in  this  report  and  a  portion  are reported  by  other  reporting  manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0
                                                   -------------------------
Form 13F Information Table Entry Total:                        32
                                                   -------------------------
Form 13F Information Table Value Total:                     $872,838
                                                   -------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide  a  numbered list of  the name(s) and Form 13F file   number(s)  of  all
institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None


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                                                    WOODBINE CAPITAL ADVISORS LP
                                                     FORM 13F INFORMATION TABLE
                                                   Quarter Ended March 31, 2011

---------------------------- -------------- --------- --------- ------------------- ---------- -------- ---------------------------
                                                        VALUE    SHRS OR     SH/  PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT     PRN  CALL DISCRETION MANAGERS    SOLE     SHARED NONE
---------------------------- -------------- --------- --------- ----------   ---  ---- ---------- -------- ---------- ------  -----
ACACIA RESH CORP             ACACIA TCH COM   003881307    1,031    30,000   SH        SOLE                   30,000
CELANESE CORP DEL            COM SER A        150870103    2,219    50,000   SH        SOLE                   50,000
CENOVUS ENERGY INC           COM              15135U109   24,297   614,563   SH        SOLE                  614,563
CF INDS HLDGS INC            COM              125269100    2,052    15,000   SH        SOLE                   15,000
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH  167250109    1,626    40,000   SH        SOLE                   40,000
COBALT INTL ENERGY INC       COM              19075F106    1,477    87,840   SH        SOLE                   87,840
COINSTAR INC                 COM              19259P300    1,178    25,646   SH        SOLE                   25,646
DIAMOND OFFSHORE DRILLING IN COM              25271C102   38,151   491,000   SH        SOLE                  491,000
DISNEY WALT CO               COM DISNEY       254687106    2,424    56,250   SH        SOLE                   56,250
DOW CHEM CO                  COM              260543103   58,027 1,537,126   SH        SOLE                1,537,126
ENCANA CORP                  COM              292505104    8,826   255,000   SH        SOLE                  255,000
ENSCO PLC                    SPONSORED ADR    29358Q109    2,024    35,000   SH        SOLE                   35,000
FORD MTR CO DEL              COM PAR $0.01    345370860    1,864   125,000   SH        SOLE                  125,000
GAFISA S A                   SPONS ADR        362607301   15,690 1,222,000   SH        SOLE                1,222,000
HOME INNS & HOTELS MGMT INC  SPON ADR         43713W107    3,957   100,000   SH        SOLE                  100,000
HOVNANIAN ENTERPRISES INC    CL A             442487203      772   218,600   SH        SOLE                  218,600
ISHARES TR                   FTSE CHINA25 IDX 464287184    5,748   128,000   SH        SOLE                  128,000
ISHARES TR                   MSCI EMERG MKT   464287234  466,380 9,582,500   SH   CALL SOLE                9,582,500
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106   22,150   921,000   SH        SOLE                  921,000
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100   81,414 2,058,517   SH        SOLE                2,058,517
MARKET VECTORS ETF TR        RUSSIA ETF       57060U506   17,693   425,000   SH        SOLE                  425,000
MOSAIC CO                    COM              61945A107    2,363    30,000   SH        SOLE                   30,000
NETAPP INC                   COM              64110D104      722    15,000   SH        SOLE                   15,000
NEW ORIENTAL ED & TECH GRP I SPON ADR         647581107    5,367    53,631   SH        SOLE                   53,631
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408   36,844   911,300   SH        SOLE                  911,300
QUALCOMM INC                 COM              747525103    1,745    31,834   SH        SOLE                   31,834
SCHLUMBERGER LTD             COM              806857108   10,595   113,610   SH        SOLE                  113,610
TATA MTRS LTD                SPONSORED ADR    876568502    4,720   169,859   SH        SOLE                  169,859
UNITED CONTL HLDGS INC       COM              910047109    1,150    50,000   SH        SOLE                   50,000
VALERO ENERGY CORP NEW       COM              91913Y100   38,647 1,296,000   SH        SOLE                1,296,000
VERIZON COMMUNICATIONS INC   COM              92343V104   10,213   265,000   SH        SOLE                  265,000
VISA INC                     COM CL A         92826C839    1,472    20,000   SH        SOLE                   20,000
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